Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
February 28, 2022
AEV-NPRT1-0422
1.797934.118
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	63,874	3,428,118
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	1,855	5,010,615
Meta Platforms, Inc. Class A (a)	455	96,019
		5,106,634
Media - 4.5%
Comcast Corp. Class A	126,684	5,923,744
Interpublic Group of Companies, Inc.	73,845	2,717,496
WPP PLC	88,803	1,249,004
		9,890,244
TOTAL COMMUNICATION SERVICES		18,424,996
CONSUMER DISCRETIONARY - 3.6%
Diversified Consumer Services - 0.1%
H&R Block, Inc.	11,900	295,239
Household Durables - 0.7%
Whirlpool Corp. (b)	7,719	1,553,603
Internet & Direct Marketing Retail - 0.5%
eBay, Inc.	21,209	1,157,799
Multiline Retail - 1.2%
Dollar General Corp.	12,570	2,493,134
Textiles, Apparel & Luxury Goods - 1.1%
PVH Corp.	10,802	1,057,408
Tapestry, Inc.	33,314	1,362,543
		2,419,951
TOTAL CONSUMER DISCRETIONARY		7,919,726
CONSUMER STAPLES - 8.1%
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	45,226	1,767,884
Food Products - 2.4%
Mondelez International, Inc.	59,193	3,875,958
Tyson Foods, Inc. Class A	15,939	1,476,908
		5,352,866
Household Products - 4.7%
Procter & Gamble Co.	34,611	5,395,509
Reckitt Benckiser Group PLC	21,075	1,784,570
Spectrum Brands Holdings, Inc.	18,180	1,686,740
The Clorox Co.	9,360	1,364,594
		10,231,413
Personal Products - 0.2%
Unilever PLC sponsored ADR	9,200	462,484
TOTAL CONSUMER STAPLES		17,814,647
ENERGY - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Exxon Mobil Corp.	97,607	7,654,341
Parex Resources, Inc.	77,200	1,702,359
		9,356,700
FINANCIALS - 21.0%
Banks - 9.2%
Bank of America Corp.	129,448	5,721,602
Cullen/Frost Bankers, Inc.	4,694	660,587
JPMorgan Chase & Co.	32,599	4,622,538
M&T Bank Corp.	14,525	2,646,891
PNC Financial Services Group, Inc.	15,224	3,033,382
Wells Fargo & Co.	64,329	3,433,239
		20,118,239
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	9,404	1,301,137
BlackRock, Inc. Class A	3,063	2,278,535
Invesco Ltd.	27,378	581,509
Northern Trust Corp.	13,931	1,586,741
		5,747,922
Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. Class B (a)	30,422	9,779,150
Insurance - 4.8%
Chubb Ltd.	20,409	4,156,089
The Travelers Companies, Inc.	21,532	3,699,844
Willis Towers Watson PLC	12,020	2,672,046
		10,527,979
TOTAL FINANCIALS		46,173,290
HEALTH CARE - 18.9%
Biotechnology - 1.9%
Regeneron Pharmaceuticals, Inc. (a)	3,906	2,415,314
Vertex Pharmaceuticals, Inc. (a)	7,824	1,799,676
		4,214,990
Health Care Providers & Services - 10.7%
Anthem, Inc.	6,623	2,992,603
Centene Corp. (a)	65,047	5,374,183
Cigna Corp.	22,141	5,264,687
CVS Health Corp.	12,784	1,325,062
Humana, Inc.	6,049	2,627,202
UnitedHealth Group, Inc.	12,558	5,975,975
		23,559,712
Pharmaceuticals - 6.3%
AstraZeneca PLC sponsored ADR	46,582	2,835,912
Bristol-Myers Squibb Co.	74,039	5,084,258
Roche Holding AG (participation certificate)	8,869	3,358,989
Sanofi SA sponsored ADR	45,843	2,404,465
		13,683,624
TOTAL HEALTH CARE		41,458,326
INDUSTRIALS - 10.4%
Aerospace & Defense - 4.5%
Airbus Group NV	13,504	1,724,179
L3Harris Technologies, Inc.	8,783	2,216,039
Lockheed Martin Corp.	4,505	1,954,269
Northrop Grumman Corp.	8,772	3,878,452
		9,772,939
Air Freight & Logistics - 0.6%
Deutsche Post AG	24,613	1,237,104
Electrical Equipment - 0.7%
Regal Rexnord Corp.	10,229	1,640,220
Industrial Conglomerates - 1.0%
Siemens AG	15,957	2,248,061
Machinery - 3.6%
ITT, Inc.	18,839	1,655,383
Oshkosh Corp.	23,470	2,606,109
Otis Worldwide Corp.	5,232	409,823
Pentair PLC	28,021	1,622,696
Stanley Black & Decker, Inc.	10,055	1,635,949
		7,929,960
TOTAL INDUSTRIALS		22,828,284
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.7%
Cisco Systems, Inc.	66,781	3,724,376
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	20,675	2,944,740
IT Services - 3.4%
Amdocs Ltd.	24,670	1,941,529
Capgemini SA	5,668	1,186,480
Cognizant Technology Solutions Corp. Class A	29,389	2,531,275
Fiserv, Inc. (a)	5,020	490,303
Maximus, Inc.	15,500	1,222,330
		7,371,917
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	7,688	1,461,643
Software - 1.3%
NortonLifeLock, Inc.	66,562	1,928,967
Open Text Corp.	23,200	1,009,200
		2,938,167
TOTAL INFORMATION TECHNOLOGY		18,440,843
MATERIALS - 3.4%
Chemicals - 1.9%
DuPont de Nemours, Inc.	34,923	2,701,993
International Flavors & Fragrances, Inc.	11,220	1,492,260
		4,194,253
Metals & Mining - 1.5%
Lundin Mining Corp.	231,453	2,233,270
Newmont Corp.	15,001	993,066
		3,226,336
TOTAL MATERIALS		7,420,589
REAL ESTATE - 0.9%
Real Estate Management & Development - 0.9%
CBRE Group, Inc.	20,119	1,948,525
UTILITIES - 10.0%
Electric Utilities - 8.5%
Constellation Energy Corp.	35,843	1,648,061
Duke Energy Corp.	22,702	2,279,508
Entergy Corp.	8,233	866,194
Evergy, Inc.	34,958	2,181,729
Exelon Corp.	66,061	2,811,556
PG&E Corp. (a)	262,404	2,983,533
Portland General Electric Co.	26,644	1,352,716
PPL Corp.	51,055	1,336,109
Southern Co.	50,330	3,259,874
		18,719,280
Multi-Utilities - 1.5%
Dominion Energy, Inc.	40,098	3,188,994
TOTAL UTILITIES		21,908,274
TOTAL COMMON STOCKS (Cost $168,931,057)		213,694,200

Nonconvertible Preferred Stocks - 1.5%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.5%
Technology Hardware, Storage & Peripherals - 1.5%
Samsung Electronics Co. Ltd. (Cost $2,628,813)	58,163	3,214,858

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (c)	2,709,694	2,710,236
Fidelity Securities Lending Cash Central Fund 0.07% (c)(d)	1,586,341	1,586,500
TOTAL MONEY MARKET FUNDS (Cost $4,296,736)		4,296,736

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $175,856,606)	221,205,794
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,707,506)
NET ASSETS - 100.0%	219,498,288

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	2,898,565	12,884,689	13,073,018	396	-	-	2,710,236	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	-	1,615,000	28,500	10	-	-	1,586,500	0.0%
Total	2,898,565	14,499,689	13,101,518	406	-	-	4,296,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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